INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Valuation allowance	$ 4,292,178	$ 2,835,936
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Valuation allowance	10,612,908	6,320,730
Operating loss carryforwards	$ 11,018,952	$ 6,719,602
Operating loss carryforwards, expiration date	Dec. 31, 2030	Dec. 31, 2030
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward, amount	$ 358,038	$ 198,897
Tax credit carryforward, expiration date	Dec. 31, 2026	Dec. 31, 2026
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 12,796,384	$ 7,914,557
Operating loss carryforwards, expiration date	Dec. 31, 2030	Dec. 31, 2030
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward, amount	$ 466,599	$ 259,716
Tax credit carryforward, expiration date	Dec. 31, 2031	Dec. 31, 2031